Fair Value Measurement (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Cash equivalents:
Money market fund	$ 5,269,000	$ 7,192,000
Total cash equivalents	5,269,000	7,192,000
Short-term investments:
Commercial Paper	4,197,000	14,587,000
Corporate debt securities	4,251,000	13,810,000
Asset-backed Securities		3,661,000
Total short-term investments	8,448,000	32,058,000
Total assets measured at fair value	13,717,000	39,250,000
Level 1 [Member]
Cash equivalents:
Money market fund	5,269,000	7,192,000
Total cash equivalents	5,269,000	7,192,000
Short-term investments:
Commercial Paper
Corporate debt securities
Asset-backed Securities
Total short-term investments
Total assets measured at fair value	5,269,000	7,192,000
Level 2 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper	4,197,000	14,587,000
Corporate debt securities	4,251,000	13,810,000
Asset-backed Securities		3,661,000
Total short-term investments	8,448,000	32,058,000
Total assets measured at fair value	8,448,000	32,058,000
Level 3 [Member]
Cash equivalents:
Money market fund
Total cash equivalents
Short-term investments:
Commercial Paper
Corporate debt securities
Asset-backed Securities
Total short-term investments
Total assets measured at fair value